LOANS AND NOTES PAYABLE - Repayment Obligation (Details) - Galaxy Digital Holdings, LP - Senior Notes - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2025	$ 0
2026	445,000	$ 0
2027	0	445,000
2028	0	0
2029	402,500	0
Total	$ 847,500	$ 847,500